Revenue from Contracts with Customers (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Disaggregation of Revenue from Contracts with Customers

The principal revenue activities of the Company for the years ended March 31, 2025, 2024 and 2023 were as follows:

	For the Year Ended March 31,
Revenue categories	2025	2024	2023
Revenue from test kit sales	$6,331	$156,419	$8,561
Total Revenue	$6,331	$156,419	$8,561